Trade and other receivables - Net movements (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables
Remuneration of concession assets, net of taxes (accrual)	$ 132	$ 22
Payments for concession assets, net of taxes (cash)	(322)	(1,260)
Net movement for the period	$ 190	$ (1,238)